Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 138,804	$ 166,150	$ 36,333
Short-term investments		0	18,915
Restricted cash	3,546	3,563	603
Prepaid expenses and other current assets	3,305	3,015	1,232
Total current assets	145,655	172,728	57,083
Property and equipment, net	20,509	15,665	9,866
Operating lease right-of-use assets	25,947	27,150	2,024
Restricted cash, net of current portion	3,406	3,406	4,541
Other non-current assets	2,468	2,714	228
Total assets	197,985	221,663	73,742
Current liabilities:
Accounts payable	4,657	7,280	2,605
Accrued expenses and other current liabilities	5,161	10,212	3,175
Operating lease liabilities, current portion	1,235	1,991	2,921
Total current liabilities	11,053	19,483	8,701
Operating lease liabilities, net of current portion	34,681	31,216	209
Other non-current liabilities	893	1,053	0
Total liabilities	46,627	51,752	8,910
Commitments and contingencies (Note 11)
Stockholders' equity
Preferred stock, $0.001 par value; 10,000,000 shares authorized at March 31, 2024 and December 31, 2023; no shares issued and outstanding at March 31, 2024 and December 31, 2023	0	0	0
Common stock, $0.001 par value; 200,000,000 shares authorized at March 31, 2024 and December 31, 2023; 8,022,463 shares and 8,016,516 shares issued and outstanding at March 31, 2024 and December 31, 2023, respectively	8	8	0
Additional paid-in capital	353,912	352,908	2,807
Accumulated other comprehensive loss		0	(5)
Accumulated deficit	(202,562)	(183,005)	(101,833)
Total stockholders' equity	151,358	169,911	(99,031)
Total liabilities and stockholders' equity	$ 197,985	221,663	73,742
Series Seed Convertible Preferred Stock [Member]
Current liabilities:
Temporary equity, convertible preferred stock		0	15,924
Series A Preferred Stock [Member]
Current liabilities:
Temporary equity, convertible preferred stock		0	77,736
Series B-1 Preferred Stock [Member]
Current liabilities:
Temporary equity, convertible preferred stock		0	57,703
Series B-2 Preferred Stock [Member]
Current liabilities:
Temporary equity, convertible preferred stock		$ 0	$ 12,500